SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right of use asset	$ 124		$ 196
Adjustment | ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right of use asset		$ 666
Operating lease liabilities		$ 666